Accounting Rules and Methods - Summary of Information about Geographical Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Total	€ 97	€ 160
France
Disclosure of geographical areas [line items]
Total	0	61
United States
Disclosure of geographical areas [line items]
Total	€ 97	€ 99